Property, Plant, and Equipment	12 Months Ended
Jun. 30, 2014
Property, Plant, and Equipment [Abstract]
Property, Plant, and Equipment
(6)	Property, Plant, and Equipment

Property, plant, and equipment, net is comprised of the following at June 30:

	2014	2013
Land, land improvements, and land use rights	$13,615	9,085
Buildings and improvements	89,222	87,486
Machinery and equipment	217,358	196,915
Furnaces	208,368	202,444
Mineral reserves	55,843	55,843
Mine development	9,317	4,863
Other	14,712	11,279
Construction in progress	53,753	6,786
Property, plant, and equipment, gross	662,188	574,701
Less accumulated depreciation, depletion and amortization	(193,019)	(152,254)
Property, plant, and equipment, net	$469,169	422,447

Depreciation, depletion and amortization expense for the year ended June 30, 2014 was $44,973, of which $43,902 is recorded in cost of goods sold and $1,071 is recorded in selling, general, and administrative expenses, respectively. Depreciation, depletion and amortization expense for the year ended June 30, 2013 was $46,621, of which $45,543 is recorded in cost of goods sold and $1,078 is recorded in selling, general, and administrative expenses, respectively.  Depreciation, depletion and amortization expense for the year ended June 30, 2012 was $34,848, of which $34,083 is recorded in cost of goods sold and $765 is recorded in selling, general, and administrative expenses, respectively.

Capitalized interest for the years ended June 30, 2014, 2013, and 2012 was $103, $9, and $24, respectively.